SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 16:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.The following tables present total revenues for the years ended December 31, 2018, 2019 and 2020 and long-lived assets as of December 31, 2019 and 2020:

Revenues:

	Year ended December 31,
	2020	2019	2018

North America (*)	$563,824	$414,775	$316,446
Europe	251,597	195,324	159,768
Latin America	51,053	51,108	46,232
Asia and others	122,286	99,881	81,258

	$988,760	$761,088	$603,704

(*)	Include revenue from USA in amount of $278,784, $363,431 and $481,098 for 2018, 2019 and 2020, respectively.

Long-lived assets and ROU:

	December 31,
	2020	2019

Israel	$56,684	$40,147
Europe and Asia	15,233	13,609
America	52,352	57,200

	$124,268	$110,955